Revenues by geographic region	12 Months Ended
Dec. 31, 2017
Revenues by geographic region
Revenues by geographic region

6.Revenues by geographic region

The following table sets forth the Group's total revenue by region for the periods indicated. The revenues by geographic region were determined based on the country where the sale took place.

	Year Ended December 31,
	2015	2016	2017
	(in thousands)
Americas	$33,602	$47,188	$70,671
EMEA	40,201	55,422	71,015
Asia Pacific	2,157	3,374	6,909
	$75,960	$105,984	$148,595

Total revenues from Talend S.A., the Group’s French parent company, totaled $14.9 million, $20.1 million and $31.0 million for the years ended December 31, 2015, 2016 and 2017, respectively.

Revenues from the Company’s country of domicile, based on sales that took place in France, totaled $15.1 million, $20.1 million and $25.1 million for the years ended December 31 2015, 2016 and 2017, respectively.